CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Earnings Attributable to Canadian Solar Inc.	Non-Controlling Interest	Total
Balance at Dec. 31, 2015	$ 677,103	$ (17,139)	$ 218,860	$ (59,856)	$ 818,968	$ 13,542	$ 832,510
Balance (in shares) at Dec. 31, 2015	55,965,443
Increase (Decrease) in Stockholders' Equity
Net income			65,249		65,249	26	65,275
Foreign currency translation adjustment				(44,416)	(44,416)	2,630	(41,786)
Issuance of ordinary shares, net of issuance costs	$ 23,408				23,408		23,408
Issuance of ordinary shares, net of issuance costs (in shares)	1,029,661
Deferred tax on issuance costs of ordinary shares	$ 65				65		65
Transfer of equity interest in subsidiaries to non-controlling shareholders						1,648	1,648
Share-based compensation		7,757			7,757		7,757
Tax benefit of share-based compensation		485			485		485
Exercise of share options	$ 707				707		707
Exercise of share options (in shares)	835,045
Fair value change on derivatives				12,458	12,458		12,458
Disposal of a subsidiary						(3,137)	(3,137)
Balance at Dec. 31, 2016	$ 701,283	(8,897)	284,109	(91,814)	884,681	14,709	899,390
Balance (in shares) at Dec. 31, 2016	57,830,149
Increase (Decrease) in Stockholders' Equity
Net income			99,572		99,572	3,411	102,983
Foreign currency translation adjustment				39,870	39,870	(565)	39,305
Acquisition of subsidiaries						9,994	9,994
Share-based compensation		9,314			9,314		9,314
Exercise of share options	$ 879				879		879
Exercise of share options (in shares)	666,536
Fair value change on derivatives				(2,090)	(2,090)		(2,090)
Balance at Dec. 31, 2017	$ 702,162	417	383,681	(54,034)	1,032,226	27,549	$ 1,059,775
Balance (in shares) at Dec. 31, 2017	58,496,685						58,496,685
Increase (Decrease) in Stockholders' Equity
Net income			237,070		237,070	5,361	$ 242,431
Foreign currency translation adjustment				(53,457)	(53,457)	2,880	(50,577)
Cumulative-effect adjustment for the adoption of ASU 2014-09 | ASU 2014-09			1,265		1,265		1,265
Acquisition of subsidiaries						7,703	7,703
Acquisition non-controlling interest's ownership						(6,591)	(6,591)
Transfer of equity interest in subsidiaries to non-controlling shareholders						10,470	10,470
Share-based compensation		10,258			10,258		10,258
Exercise of share options	$ 769				769		769
Exercise of share options (in shares)	683,939
De-recognition of derivatives				(8,752)	(8,752)		(8,752)
Fair value change on derivatives				6,094	6,094		6,094
Balance at Dec. 31, 2018	$ 702,931	$ 10,675	$ 622,016	$ (110,149)	$ 1,225,473	$ 47,372	$ 1,272,845
Balance (in shares) at Dec. 31, 2018	59,180,624						59,180,624